UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA S&P 500 INDEX FUND
MARCH 31, 2014

                                                                      (Form N-Q)

48479-0514                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
March 31, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (98.0%)

             CONSUMER DISCRETIONARY (11.9%)
             ------------------------------
             ADVERTISING (0.2%)
  111,646    Interpublic Group of Companies, Inc.                     $    1,914
   67,976    Omnicom Group, Inc.                                           4,935
                                                                      ----------
                                                                           6,849
                                                                      ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
   73,075    Coach, Inc.                                                   3,629
   12,560    Fossil Group, Inc. *                                          1,464
   47,238    Michael Kors Holding LTD *                                    4,406
   21,542    PVH Corp.                                                     2,688
   15,651    Ralph Lauren Corp.                                            2,519
   92,753    VF Corp.                                                      5,739
                                                                      ----------
                                                                          20,445
                                                                      ----------
             APPAREL RETAIL (0.5%)
   69,443    Gap, Inc.                                                     2,782
   64,024    L Brands, Inc.                                                3,635
   56,569    Ross Stores, Inc.                                             4,047
  187,205    TJX Companies, Inc.                                          11,354
   28,886    Urban Outfitters, Inc. *                                      1,053
                                                                      ----------
                                                                          22,871
                                                                      ----------
             AUTO PARTS & EQUIPMENT (0.4%)
   59,984    BorgWarner, Inc.                                              3,687
   73,459    Delphi Automotive plc                                         4,985
  174,796    Johnson Controls, Inc.                                        8,271
                                                                      ----------
                                                                          16,943
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (0.6%)
1,038,269    Ford Motor Co.                                               16,197
  343,174    General Motors Co.                                           11,812
                                                                      ----------
                                                                          28,009
                                                                      ----------
             AUTOMOTIVE RETAIL (0.3%)
   16,359    AutoNation, Inc. *                                              871
    8,870    AutoZone, Inc. *                                              4,764
   58,822    CarMax, Inc. *                                                2,753
   27,936    O'Reilly Automotive, Inc. *                                   4,145
                                                                      ----------
                                                                          12,533
                                                                      ----------
             BROADCASTING (0.4%)
  145,257    CBS Corp. "B"                                                 8,977
   58,554    Discovery Communications, Inc. "A" *                          4,843
   29,066    Scripps Networks Interactive "A"                              2,206
                                                                      ----------
                                                                          16,026
                                                                      ----------
             CABLE & SATELLITE (1.2%)
   56,858    Cablevision Systems Corp. "A"                                   959
  686,149    Comcast Corp. "A"                                            34,321
  124,726    DIRECTV *                                                     9,532
   73,035    Time Warner Cable, Inc.                                      10,019
                                                                      ----------
                                                                          54,831
                                                                      ----------
             CASINOS & GAMING (0.1%)
   65,457    International Game Technology                                   921
   21,311    Wynn Resorts Ltd.                                             4,734
                                                                      ----------
                                                                           5,655
                                                                      ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
   72,048    Best Buy Co., Inc.                                            1,903
   30,631    GameStop Corp. "A"                                            1,259
                                                                      ----------
                                                                           3,162
                                                                      ----------
             CONSUMER ELECTRONICS (0.1%)
   32,552    Garmin Ltd.                                                   1,799
   17,717    Harman International Industries, Inc.                         1,885
                                                                      ----------
                                                                           3,684
                                                                      ----------
             DEPARTMENT STORES (0.2%)
   53,100    Kohl's Corp.                                                  3,016
   97,186    Macy's, Inc.                                                  5,762
   37,622    Nordstrom, Inc.                                               2,350
                                                                      ----------
                                                                          11,128
                                                                      ----------
             DISTRIBUTORS (0.1%)
   40,539    Genuine Parts Co.                                             3,521
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           2
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EDUCATION SERVICES (0.0%)
    1,154    Graham Holdings Company                                  $      812
                                                                      ----------
             FOOTWEAR (0.3%)
  195,599    NIKE, Inc. "B"                                               14,447
                                                                      ----------
             GENERAL MERCHANDISE STORES (0.4%)
   77,797    Dollar General Corp. *                                        4,316
   54,676    Dollar Tree, Inc. *                                           2,853
   25,257    Family Dollar Stores, Inc.                                    1,465
  166,512    Target Corp.                                                 10,076
                                                                      ----------
                                                                          18,710
                                                                      ----------
             HOME FURNISHINGS (0.1%)
   36,192    Leggett & Platt, Inc.                                         1,181
   16,029    Mohawk Industries, Inc. *                                     2,180
                                                                      ----------
                                                                           3,361
                                                                      ----------
             HOME IMPROVEMENT RETAIL (1.0%)
  370,687    Home Depot, Inc.                                             29,332
  275,292    Lowe's Companies, Inc.                                       13,462
                                                                      ----------
                                                                          42,794
                                                                      ----------
             HOMEBUILDING (0.1%)
   74,402    D.R. Horton, Inc.                                             1,611
   46,249    Lennar Corp. "A"                                              1,832
   90,954    Pulte Group, Inc.                                             1,746
                                                                      ----------
                                                                           5,189
                                                                      ----------
             HOMEFURNISHING RETAIL (0.1%)
   56,266    Bed Bath & Beyond, Inc. *                                     3,871
                                                                      ----------

             HOTELS, RESORTS & CRUISE LINES (0.3%)
  115,732    Carnival Corp.                                                4,381
   58,099    Marriott International, Inc. "A"                              3,255
   50,674    Starwood Hotels & Resorts Worldwide, Inc.                     4,034
   33,709    Wyndham Worldwide Corp.                                       2,468
                                                                      ----------
                                                                          14,138
                                                                      ----------
             HOUSEHOLD APPLIANCES (0.1%)
   20,465    Whirlpool Corp.                                               3,059
                                                                      ----------

             HOUSEWARES & SPECIALTIES (0.0%)
   73,431    Newell Rubbermaid, Inc.                                       2,196
                                                                      ----------

             INTERNET RETAIL (1.3%)
   97,921    Amazon.com, Inc. *                                           32,953
   27,033    Expedia, Inc.                                                 1,960
   15,741    Netflix, Inc. *                                               5,541
   13,722    priceline.com, Inc. *                                        16,355
   29,330    TripAdvisor, Inc. *                                           2,657
                                                                      ----------
                                                                          59,466
                                                                      ----------
             LEISURE PRODUCTS (0.1%)
   30,745    Hasbro, Inc.                                                  1,710
   89,577    Mattel, Inc.                                                  3,593
                                                                      ----------
                                                                           5,303
                                                                      ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
   57,709    Harley-Davidson, Inc.                                         3,844
                                                                      ----------

             MOVIES & ENTERTAINMENT (1.7%)
  234,986    Time Warner, Inc.                                            15,352
  510,916    Twenty-First Centry Fox, Inc.                                16,334
  104,906    Viacom, Inc. "B"                                              8,916
  428,918    Walt Disney Co.                                              34,343
                                                                      ----------
                                                                          74,945
                                                                      ----------
             PUBLISHING (0.1%)
   59,525    Gannett Co., Inc.                                             1,643
  130,476    News Corp. "A" *                                              2,247
                                                                      ----------
                                                                           3,890
                                                                      ----------
             RESTAURANTS (1.2%)
    8,172    Chipotle Mexican Grill, Inc. *                                4,642
   34,364    Darden Restaurants, Inc.                                      1,744
  260,542    McDonald's Corp.                                             25,541
  198,962    Starbucks Corp.                                              14,600
  116,545    Yum! Brands, Inc.                                             8,786
                                                                      ----------
                                                                          55,313
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           3
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SPECIALIZED CONSUMER SERVICES (0.1%)
   72,551    H&R Block, Inc.                                          $    2,190
                                                                      ----------
             SPECIALTY STORES (0.2%)
   27,107    PetSmart, Inc.                                                1,867
  170,546    Staples, Inc.                                                 1,934
   28,959    Tiffany & Co.                                                 2,495
   36,597    Tractor Supply Company                                        2,585
                                                                      ----------
                                                                           8,881
                                                                      ----------
             TIRES & RUBBER (0.0%)
   65,287    Goodyear Tire & Rubber Co.                                    1,706
                                                                      ----------
             Total Consumer Discretionary                                529,772
                                                                      ----------
             CONSUMER STAPLES (9.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
  173,029    Archer-Daniels-Midland Co.                                    7,508
                                                                      ----------
             BREWERS (0.1%)
   41,651    Molson Coors Brewing Co. "B"                                  2,451
                                                                      ----------
             DISTILLERS & VINTNERS (0.2%)
   43,554    Beam, Inc.                                                    3,628
   42,573    Brown-Forman Corp. "B"                                        3,818
   44,032    Constellation Brands, Inc. "A" *                              3,742
                                                                      ----------
                                                                          11,188
                                                                      ----------
             DRUG RETAIL (0.9%)
  311,241    CVS Caremark Corp.                                           23,299
  230,105    Walgreen Co.                                                 15,194
                                                                      ----------
                                                                          38,493
                                                                      ----------
             FOOD DISTRIBUTORS (0.1%)
  153,982    Sysco Corp.                                                   5,563
                                                                      ----------
             FOOD RETAIL (0.3%)
  135,949    Kroger Co.                                                    5,934
   60,607    Safeway, Inc.                                                 2,239
   97,886    Whole Foods Market, Inc.                                      4,964
                                                                      ----------
                                                                          13,137
                                                                      ----------
             HOUSEHOLD PRODUCTS (1.9%)
   34,215    Clorox Co.                                                    3,011
  229,824    Colgate-Palmolive Co.                                        14,909
   99,910    Kimberly-Clark Corp.                                         11,015
  713,738    Procter & Gamble Co. (f)                                     57,527
                                                                      ----------
                                                                          86,462
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (1.0%)
  115,746    Costco Wholesale Corp.                                       12,927
  425,881    Wal-Mart Stores, Inc. (f)                                    32,550
                                                                      ----------
                                                                          45,477
                                                                      ----------
             PACKAGED FOODS & MEAT (1.4%)
   46,764    Campbell Soup Co.                                             2,099
  110,342    ConAgra Foods, Inc.                                           3,424
  164,507    General Mills, Inc.                                           8,525
   39,508    Hershey Co.                                                   4,125
   35,685    Hormel Foods Corp.                                            1,758
   27,245    J.M. Smucker Co.                                              2,649
   67,530    Kellogg Co.                                                   4,235
   33,998    Keurig Green Mountain, Inc.                                   3,590
  157,057    Kraft Foods Group, Inc. "A"                                   8,811
   34,631    McCormick & Co., Inc.                                         2,484
   53,059    Mead Johnson Nutrition Co.                                    4,411
  447,816    Mondelez International Inc. "A"                              15,472
   70,545    Tyson Foods, Inc. "A"                                         3,105
                                                                      ----------
                                                                          64,688
                                                                      ----------
             PERSONAL PRODUCTS (0.1%)
  114,371    Avon Products, Inc.                                           1,674
   67,176    Estee Lauder Companies, Inc. "A"                              4,493
                                                                      ----------
                                                                           6,167
                                                                      ----------
             SOFT DRINKS (1.8%)
  997,467    Coca-Cola Co.                                                38,562
   62,590    Coca-Cola Enterprises, Inc.                                   2,989
   51,961    Dr Pepper Snapple Group, Inc.                                 2,830
   35,613    Monster Beverage Corp. *                                      2,474
  400,793    PepsiCo, Inc.                                                33,466
                                                                      ----------
                                                                          80,321
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           4
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             TOBACCO (1.4%)
  524,806    Altria Group, Inc.                                       $   19,644
   95,335    Lorillard, Inc.                                               5,156
  417,273    Philip Morris International, Inc.                            34,162
   81,888    Reynolds American, Inc.                                       4,374
                                                                      ----------
                                                                          63,336
                                                                      ----------
             Total Consumer Staples                                      424,791
                                                                      ----------
             ENERGY (10.0%)
             --------------
             COAL & CONSUMABLE FUELS (0.1%)
   60,352    CONSOL Energy, Inc.                                           2,411
   70,857    Peabody Energy Corp.                                          1,158
                                                                      ----------
                                                                           3,569
                                                                      ----------
             INTEGRATED OIL & GAS (4.4%)
  502,573    Chevron Corp.                                                59,761
1,137,531    Exxon Mobil Corp. (f)                                       111,114
   71,957    Hess Corp.                                                    5,964
  209,236    Occidental Petroleum Corp.                                   19,938
                                                                      ----------
                                                                         196,777
                                                                      ----------
             OIL & GAS DRILLING (0.4%)
   18,071    Diamond Offshore Drilling, Inc.                                 881
   61,240    Ensco plc "A"                                                 3,232
   28,341    Helmerich & Payne, Inc.                                       3,048
   68,067    Nabors Industries Ltd.                                        1,678
   67,047    Noble Corporation PLC                                         2,195
   32,738    Rowan Companies plc "A" *                                     1,103
   89,150    Transocean, Ltd.                                              3,686
                                                                      ----------
                                                                          15,823
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (1.6%)
  115,126    Baker Hughes, Inc.                                            7,485
   56,848    Cameron International Corp. *                                 3,512
   62,237    FMC Technologies, Inc. *                                      3,254
  224,060    Halliburton Co.                                              13,195
  112,871    National Oilwell Varco, Inc.                                  8,789
  344,255    Schlumberger Ltd.                                            33,565
                                                                      ----------
                                                                          69,800
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.4%)
  132,624    Anadarko Petroleum Corp.                                     11,241
  103,933    Apache Corp.                                                  8,621
  110,894    Cabot Oil & Gas Corp.                                         3,757
  133,108    Chesapeake Energy Corp.                                       3,410
  322,818    ConocoPhillips                                               22,710
   94,578    Denbury Resources, Inc.                                       1,551
  100,840    Devon Energy Corp.                                            6,749
   71,902    EOG Resources, Inc.                                          14,105
   39,574    EQT Corp.                                                     3,838
  183,534    Marathon Oil Corp.                                            6,519
   45,345    Murphy Oil Corp.                                              2,851
   36,135    Newfield Exploration Co. *                                    1,133
   94,762    Noble Energy, Inc.                                            6,732
   37,623    Pioneer Natural Resources Co.                                 7,041
   46,707    QEP Resources, Inc.                                           1,375
   43,036    Range Resources Corp.                                         3,571
   92,918    Southwestern Energy Co. *                                     4,275
                                                                      ----------
                                                                         109,479
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.6%)
   77,541    Marathon Petroleum Corp.                                      6,749
  154,691    Phillips 66                                                  11,921
   34,848    Tesoro Corp.                                                  1,763
  140,176    Valero Energy Corp.                                           7,443
                                                                      ----------
                                                                          27,876
                                                                      ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
  175,941    Kinder Morgan, Inc.                                           5,716
   54,755    ONEOK, Inc.                                                   3,244
  176,515    Spectra Energy Corp.                                          6,521
  180,186    Williams Companies, Inc.                                      7,312
                                                                      ----------
                                                                          22,793
                                                                      ----------
             Total Energy                                                446,117
                                                                      ----------
             FINANCIALS (16.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   50,382    Ameriprise Financial, Inc.                                    5,546
  299,055    Bank of New York Mellon Corp., Inc.                          10,554

PORTFOLIO OF INVESTMENTS (continued)                                           5
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   33,104    BlackRock, Inc.                                          $   10,410
  106,558    Franklin Resources, Inc.                                      5,773
  114,125    Invesco Ltd.                                                  4,223
   27,958    Legg Mason, Inc.                                              1,371
   56,079    Northern Trust Corp. (c)                                      3,676
  113,733    State Street Corp.                                            7,910
   69,079    T. Rowe Price Group, Inc.                                     5,689
                                                                      ----------
                                                                          55,152
                                                                      ----------
             CONSUMER FINANCE (1.0%)
  240,548    American Express Co.                                         21,657
  150,811    Capital One Financial Corp.                                  11,637
  123,963    Discover Financial Services                                   7,213
  112,886    SLM Corp.                                                     2,763
                                                                      ----------
                                                                          43,270
                                                                      ----------
             DIVERSIFIED BANKS (5.2%)
2,782,007    Bank of America Corp. (f)                                    47,850
  799,345    Citigroup, Inc.                                              38,049
   47,971    Comerica, Inc.                                                2,485
  996,887    JPMorgan Chase & Co.                                         60,521
  479,824    U.S. Bancorp                                                 20,565
1,260,489    Wells Fargo & Co.                                            62,697
                                                                      ----------
                                                                         232,167
                                                                      ----------
             HEALTH CARE REITs (0.3%)
  120,819    HCP, Inc.                                                     4,687
   76,381    Health Care REIT, Inc.                                        4,552
   77,510    Ventas, Inc.                                                  4,695
                                                                      ----------
                                                                          13,934
                                                                      ----------
             HOTEL & RESORT REITs (0.1%)
  198,540    Host Hotels & Resorts, Inc.                                   4,018
                                                                      ----------
             INSURANCE BROKERS (0.3%)
   79,306    Aon plc                                                       6,684
  144,356    Marsh & McLennan Companies, Inc.                              7,117
                                                                      ----------
                                                                          13,801
                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (0.9%)
  307,817    Charles Schwab Corp.                                          8,412
   75,452    E*TRADE Financial Corp. *                                     1,737
  110,900    Goldman Sachs Group, Inc.                                    18,171
  369,448    Morgan Stanley                                               11,516
                                                                      ----------
                                                                          39,836
                                                                      ----------
             LIFE & HEALTH INSURANCE (1.0%)
  120,007    AFLAC, Inc.                                                   7,565
   69,433    Lincoln National Corp.                                        3,518
  295,761    MetLife, Inc.                                                15,616
   72,277    Principal Financial Group, Inc.                               3,324
  121,898    Prudential Financial, Inc.                                   10,319
   23,497    Torchmark Corp.                                               1,849
   68,237    Unum Group                                                    2,410
                                                                      ----------
                                                                          44,601
                                                                      ----------
             MULTI-LINE INSURANCE (0.7%)
  385,393    American International Group, Inc.                           19,274
   13,675    American International Group, Inc. *                             --
   19,028    Assurant, Inc.                                                1,236
  130,199    Genworth Financial, Inc. "A" *                                2,308
  117,311    Hartford Financial Services Group, Inc.                       4,138
   80,274    Loews Corp.                                                   3,536
                                                                      ----------
                                                                          30,492
                                                                      ----------
             MULTI-SECTOR HOLDINGS (1.4%)
  473,911    Berkshire Hathaway, Inc. "B" *                               59,224
   82,242    Leucadia National Corp.                                       2,303
                                                                      ----------
                                                                          61,527
                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (0.8%)
   88,624    ACE Ltd.                                                      8,779
  117,699    Allstate Corp.                                                6,660
   64,657    Chubb Corp.                                                   5,774
   39,025    Cincinnati Financial Corp.                                    1,899
  143,860    Progressive Corp.                                             3,484
   92,748    Travelers Companies, Inc.                                     7,893
   72,678    XL Group plc                                                  2,271
                                                                      ----------
                                                                          36,760
                                                                      ----------
             REAL ESTATE SERVICES (0.0%)
   73,098    CBRE Group, Inc. *                                            2,005
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           6
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REGIONAL BANKS (1.0%)
  187,196    BB&T Corp.                                               $    7,520
  224,174    Fifth Third Bancorp                                           5,145
  218,891    Huntington Bancshares, Inc.                                   2,182
  234,050    KeyCorp                                                       3,333
   34,509    M&T Bank Corp.                                                4,186
  140,611    PNC Financial Services Group, Inc.                           12,233
  373,738    Regions Financial Corp.                                       4,152
  141,078    SunTrust Banks, Inc.                                          5,614
   48,270    Zions Bancorp                                                 1,495
                                                                      ----------
                                                                          45,860
                                                                      ----------
             REITs - DIVERSIFIED (0.1%)
   45,767    Vornado Realty Trust                                          4,511
                                                                      ----------
             REITs - INDUSTRIAL (0.1%)
  131,637    Prologis, Inc.                                                5,375
                                                                      ----------
             REITs - OFFICE (0.1%)
   40,183    Boston Properties, Inc.                                       4,602
                                                                      ----------
             REITs - RESIDENTIAL (0.2%)
   37,983    Apartment Investment & Management Co. "A"                     1,148
   32,051    AvalonBay Communities, Inc.                                   4,209
   88,154    Equity Residential Properties Trust                           5,112
                                                                      ----------
                                                                          10,469
                                                                      ----------
             REITs - RETAIL (0.5%)
  137,338    General Growth Properties, Inc.                               3,021
  108,399    Kimco Realty Corp.                                            2,372
   37,012    The Macerich Company                                          2,307
   82,757    Simon Property Group, Inc.                                   13,572
                                                                      ----------
                                                                          21,272
                                                                      ----------
             REITs - SPECIALIZED (0.6%)
  103,997    American Tower Corp.                                          8,514
   88,025    Crown Castle International Corp.                              6,495
   46,503    Plum Creek Timber Co., Inc.                                   1,955
   38,076    Public Storage                                                6,415
  153,919    Weyerhaeuser Co.                                              4,518
                                                                      ----------
                                                                          27,897
                                                                      ----------
             SPECIALIZED FINANCE (0.5%)
   83,093    CME Group, Inc.                                               6,150
   30,269    Intercontinental Exchange Group, Inc. (f)                     5,988
   71,472    McGraw-Hill Companies, Inc.                                   5,453
   49,670    Moody's Corp.                                                 3,940
   30,728    Nasdaq OMX Group, Inc.                                        1,135
                                                                      ----------
                                                                          22,666
                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
  123,879    Hudson City Bancorp, Inc.                                     1,218
   81,941    People's United Financial, Inc.                               1,218
                                                                      ----------
                                                                           2,436
                                                                      ----------
             Total Financials                                            722,651
                                                                      ----------
             HEALTH CARE (13.1%)
             -------------------
             BIOTECHNOLOGY (2.4%)
   52,077    Alexion Pharmaceuticals, Inc. *                               7,922
  198,750    Amgen, Inc.                                                  24,514
   62,228    Biogen Idec, Inc. *                                          19,034
  106,880    Celgene Corp. *                                              14,920
  404,924    Gilead Sciences, Inc. *                                      28,693
   20,730    Regeneron Parmaceuticals, Inc. *                              6,225
   62,069    Vertex Pharmaceuticals, Inc. *                                4,390
                                                                      ----------
                                                                         105,698
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
   60,341    AmerisourceBergen Corp.                                       3,958
   90,271    Cardinal Health, Inc.                                         6,317
   60,578    McKesson Corp.                                               10,696
   21,368    Patterson Companies, Inc.                                       892
                                                                      ----------
                                                                          21,863
                                                                      ----------
             HEALTH CARE EQUIPMENT (2.0%)
  406,344    Abbott Laboratories                                          15,648
  143,000    Baxter International, Inc.                                   10,522
   50,782    Becton, Dickinson & Co.                                       5,946
  348,260    Boston Scientific Corp. *                                     4,709
   20,465    C.R. Bard, Inc.                                               3,028

PORTFOLIO OF INVESTMENTS (continued)                                           7
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   54,879    Carefusion Corp. *                                       $    2,207
  118,659    Covidien plc                                                  8,740
   28,184    Edwards Lifesciences Corp. *                                  2,090
   10,054    Intuitive Surgical, Inc. *                                    4,404
  263,450    Medtronic, Inc.                                              16,213
   74,716    St. Jude Medical, Inc.                                        4,886
   77,644    Stryker Corp.                                                 6,326
   27,269    Varian Medical Systems, Inc. *                                2,290
   44,576    Zimmer Holdings, Inc.                                         4,216
                                                                      ----------
                                                                          91,225
                                                                      ----------
             HEALTH CARE FACILITIES (0.0%)
   25,523    Tenet Healthcare Corp. *                                      1,093
                                                                      ----------
             HEALTH CARE SERVICES (0.5%)
   46,373    DaVita, Inc. *                                                3,193
  204,283    Express Scripts Holding Company *                            15,339
   22,459    Laboratory Corp. of America Holdings *                        2,206
   38,124    Quest Diagnostics, Inc.                                       2,208
                                                                      ----------
                                                                          22,946
                                                                      ----------
             HEALTH CARE SUPPLIES (0.0%)
   37,104    DENTSPLY International, Inc.                                  1,708
                                                                      ----------
             HEALTH CARE TECHNOLOGY (0.1%)
   77,876    Cerner Corp. *                                                4,380
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
   87,774    Agilent Technologies, Inc.                                    4,908
   29,579    PerkinElmer, Inc.                                             1,333
  103,144    Thermo Fisher Scientific, Inc.                               12,402
   22,433    Waters Corp. *                                                2,432
                                                                      ----------
                                                                          21,075
                                                                      ----------
             MANAGED HEALTH CARE (1.0%)
   95,484    Aetna, Inc.                                                   7,158
   72,021    CIGNA Corp.                                                   6,030
   40,654    Humana, Inc.                                                  4,583
  260,403    UnitedHealth Group, Inc.                                     21,351
   74,356    WellPoint, Inc.                                               7,402
                                                                      ----------
                                                                          46,524
                                                                      ----------
             PHARMACEUTICALS (6.1%)
  418,159    AbbVie, Inc.                                                 21,493
   45,855    Actavis plc  *                                                9,439
   78,569    Allergan, Inc.                                                9,750
  432,778    Bristol-Myers Squibb Co.                                     22,483
  259,384    Eli Lilly and Co.                                            15,267
   62,777    Forest Laboratories, Inc. *                                   5,793
   44,101    Hospira, Inc. *                                               1,907
  744,685    Johnson & Johnson                                            73,150
  774,090    Merck & Co., Inc.                                            43,945
   97,900    Mylan, Inc. *                                                 4,781
   35,211    Perrigo Company PLC                                           5,446
1,680,250    Pfizer, Inc. (f)                                             53,970
  131,294    Zoetis, Inc.                                                  3,800
                                                                      ----------
                                                                         271,224
                                                                      ----------
             Total Health Care                                           587,736
                                                                      ----------
             INDUSTRIALS (10.4%)
             -------------------
             AEROSPACE & DEFENSE (2.7%)
  180,035    Boeing Co.                                                   22,593
   85,589    General Dynamics Corp.                                        9,322
  206,429    Honeywell International, Inc.                                19,148
   22,609    L-3 Communications Holdings, Inc.                             2,671
   71,072    Lockheed Martin Corp.                                        11,602
   57,057    Northrop Grumman Corp.                                        7,040
   38,184    Precision Castparts Corp.                                     9,651
   82,796    Raytheon Co.                                                  8,179
   35,757    Rockwell Collins, Inc.                                        2,849
   74,372    Textron, Inc.                                                 2,922
  221,666    United Technologies Corp.                                    25,900
                                                                      ----------
                                                                         121,877
                                                                      ----------
             AGRICULTURAL & FARM MACHINERY (0.2%)
   97,298    Deere & Co.                                                   8,835
                                                                      ----------
             AIR FREIGHT & LOGISTICS (0.7%)
   39,094    C.H. Robinson Worldwide, Inc.                                 2,048
   53,102    Expeditors International of Washington, Inc.                  2,105
   73,124    FedEx Corp.                                                   9,693

PORTFOLIO OF INVESTMENTS (continued)                                           8
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
  187,100    United Parcel Service, Inc. "B"                          $   18,220
                                                                      ----------
                                                                          32,066
                                                                      ----------
             AIRLINES (0.3%)
  223,606    Delta Air Lines, Inc.                                         7,748
  184,689    Southwest Airlines Co.                                        4,360
                                                                      ----------
                                                                          12,108
                                                                      ----------
             BUILDING PRODUCTS (0.1%)
   23,720    Allegion Public Ltd.                                          1,237
   94,261    Masco Corp.                                                   2,094
                                                                      ----------
                                                                           3,331
                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.2%)
   42,187    Fluor Corp.                                                   3,279
   34,851    Jacobs Engineering Group, Inc. *                              2,213
   57,295    Quanta Services, Inc. *                                       2,114
                                                                      ----------
                                                                           7,606
                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
  167,884    Caterpillar, Inc.                                            16,683
   45,732    Cummins, Inc.                                                 6,814
   26,334    Joy Global, Inc.                                              1,527
   93,239    PACCAR, Inc.                                                  6,288
                                                                      ----------
                                                                          31,312
                                                                      ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
   26,613    Cintas Corp.                                                  1,587
   45,313    Iron Mountain, Inc.                                           1,249
                                                                      ----------
                                                                           2,836
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   64,209    Ametek, Inc.                                                  3,306
  125,108    Eaton Corp. plc                                               9,398
  185,104    Emerson Electric Co.                                         12,365
   36,608    Rockwell Automation, Inc.                                     4,559
   26,107    Roper Industries, Inc.                                        3,486
                                                                      ----------
                                                                          33,114
                                                                      ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   71,324    Republic Services, Inc.                                       2,437
   22,517    Stericycle, Inc. *                                            2,558
  113,767    Waste Management, Inc.                                        4,786
                                                                      ----------
                                                                           9,781
                                                                      ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
   36,410    Robert Half International, Inc.                               1,527
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (2.3%)
  165,711    3M Co.                                                       22,480
  158,093    Danaher Corp.                                                11,857
2,641,156    General Electric Co.                                         68,380
                                                                      ----------
                                                                         102,717
                                                                      ----------
             INDUSTRIAL MACHINERY (0.8%)
   44,778    Dover Corp.                                                   3,661
   36,299    Flowserve Corp.                                               2,844
  102,841    Illinois Tool Works, Inc.                                     8,364
   68,034    Ingersoll-Rand plc                                            3,894
   29,042    Pall Corp.                                                    2,598
   39,250    Parker-Hannifin Corp.                                         4,699
   51,929    Pentair, Ltd.                                                 4,120
   15,311    Snap-On, Inc.                                                 1,738
   41,088    Stanley Black & Decker, Inc.                                  3,338
   48,611    Xylem, Inc.                                                   1,770
                                                                      ----------
                                                                          37,026
                                                                      ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
   52,752    Pitney Bowes, Inc.                                            1,371
                                                                      ----------
             RAILROADS (0.9%)
  264,890    CSX Corp.                                                     7,674
   29,143    Kansas City Southern                                          2,974
   81,527    Norfolk Southern Corp.                                        7,922
  119,787    Union Pacific Corp.                                          22,479
                                                                      ----------
                                                                          41,049
                                                                      ----------
             RESEARCH & CONSULTING SERVICES (0.1%)
    9,884    Dun & Bradstreet Corp.                                          982
   32,076    Equifax, Inc.                                                 2,182
   74,955    Nielsen Holdings N.V.                                         3,345
                                                                      ----------
                                                                           6,509
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           9
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SECURITY & ALARM SERVICES (0.2%)
   48,246    ADT Corp.                                                $    1,445
  121,118    Tyco International Ltd.                                       5,135
                                                                      ----------
                                                                           6,580
                                                                      ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
   71,850    Fastenal Co.                                                  3,544
   16,110    W.W. Grainger, Inc.                                           4,070
                                                                      ----------
                                                                           7,614
                                                                      ----------
             TRUCKING (0.0%)
   14,097    Ryder System, Inc.                                            1,127
                                                                      ----------
             Total Industrials                                           468,386
                                                                      ----------
             INFORMATION TECHNOLOGY (18.3%)
             ------------------------------
             APPLICATION SOFTWARE (0.6%)
  122,310    Adobe Systems, Inc. *                                         8,041
   59,805    Autodesk, Inc. *                                              2,941
   48,174    Citrix Systems, Inc. *                                        2,767
   74,711    Intuit, Inc.                                                  5,807
  147,755    salesforce.com, Inc. *                                        8,435
                                                                      ----------
                                                                          27,991
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (1.7%)
1,356,051    Cisco Systems, Inc.                                          30,389
   19,860    F5 Networks, Inc. *                                           2,118
   28,038    Harris Corp.                                                  2,051
  131,735    Juniper Networks, Inc. *                                      3,393
   59,508    Motorola Solutions, Inc.                                      3,826
  445,165    QUALCOMM, Inc.                                               35,106
                                                                      ----------
                                                                          76,883
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
   13,996    Alliance Data Systems Corp.  *                                3,813
  126,860    Automatic Data Processing, Inc.                               9,801
   38,260    Computer Sciences Corp.                                       2,327
   76,777    Fidelity National Information Services, Inc.                  4,104
   66,844    Fiserv, Inc. *                                                3,789
  268,607    MasterCard, Inc. "A"                                         20,065
   85,487    Paychex, Inc.                                                 3,642
   43,648    Total System Services, Inc.                                   1,327
  133,398    Visa, Inc. "A"                                               28,795
  144,063    Western Union Co.                                             2,357
  293,263    Xerox Corp.                                                   3,314
                                                                      ----------
                                                                          83,334
                                                                      ----------
             ELECTRONIC COMPONENTS (0.3%)
   41,645    Amphenol Corp. "A"                                            3,817
  366,450    Corning, Inc.                                                 7,629
                                                                      ----------
                                                                          11,446
                                                                      ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
   37,080    FLIR Systems, Inc.                                            1,335
                                                                      ----------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
   48,717    Jabil Circuit, Inc.                                             877
  108,152    TE Connectivity Ltd.                                          6,512
                                                                      ----------
                                                                           7,389
                                                                      ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
   81,540    Electronic Arts, Inc. *                                       2,365
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (3.1%)
   46,765    Akamai Technologies, Inc. *                                   2,722
  306,713    eBay, Inc. *                                                 16,943
  449,693    Facebook, Inc. "A" *                                         27,089
   74,307    Google, Inc. "A" *                                           82,816
   33,070    VeriSign, Inc. *                                              1,783
  247,452    Yahoo!, Inc. *                                                8,884
                                                                      ----------
                                                                         140,237
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (1.6%)
  167,687    Accenture plc "A"                                            13,368
  159,892    Cognizant Technology Solutions Corp. "A" *                    8,092
  257,677    International Business Machines Corp.                        49,600
   41,908    Teradata Corp. *                                              2,062
                                                                      ----------
                                                                          73,122
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.3%)
  318,752    Applied Materials, Inc.                                       6,509

PORTFOLIO OF INVESTMENTS (continued)                                          10
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   43,852    KLA-Tencor Corp.                                         $    3,032
   42,541    Lam Research Corp. *                                          2,340
                                                                      ----------
                                                                          11,881
                                                                      ----------
             SEMICONDUCTORS (1.8%)
   83,919    Altera Corp.                                                  3,041
   82,253    Analog Devices, Inc.                                          4,371
  145,273    Broadcom Corp. "A"                                            4,573
   18,715    First Solar, Inc. *                                           1,306
1,308,782    Intel Corp.                                                  33,780
   62,067    Linear Technology Corp.                                       3,022
  146,972    LSI Corp.                                                     1,627
   52,325    Microchip Technology, Inc.                                    2,499
  279,247    Micron Technology, Inc. *                                     6,607
  145,872    NVIDIA Corp.                                                  2,613
  285,345    Texas Instruments, Inc.                                      13,454
   70,508    Xilinx, Inc.                                                  3,826
                                                                      ----------
                                                                          80,719
                                                                      ----------
             SYSTEMS SOFTWARE (2.8%)
   84,980    CA, Inc.                                                      2,632
1,988,405    Microsoft Corp. (f)                                          81,505
  911,593    Oracle Corp.                                                 37,293
   49,896    Red Hat, Inc. *                                               2,643
  181,406    Symantec Corp.                                                3,623
                                                                      ----------
                                                                         127,696
                                                                      ----------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.9%)
  234,805    Apple, Inc. (f)                                             126,029
  533,199    EMC Corp.                                                    14,615
  498,876    Hewlett-Packard Co.                                          16,143
   87,200    NetApp, Inc.                                                  3,218
   59,367    SanDisk Corp.                                                 4,820
   86,535    Seagate Technology plc                                        4,860
   55,409    Western Digital Corp.                                         5,088
                                                                      ----------
                                                                         174,773
                                                                      ----------
             Total Information Technology                                819,171
                                                                      ----------
             MATERIALS (3.4%)
             ----------------
             ALUMINUM (0.1%)
  283,632    Alcoa, Inc.                                                   3,650
                                                                      ----------
             COMMODITY CHEMICALS (0.2%)
  113,618    LyondellBasell Industrues N.V.                               10,105
                                                                      ----------
             CONSTRUCTION MATERIALS (0.1%)
   34,343    Vulcan Materials Co.                                          2,282
                                                                      ----------
             DIVERSIFIED CHEMICALS (0.8%)
  320,030    Dow Chemical Co.                                             15,550
  243,965    E.I. du Pont de Nemours & Co.                                16,370
   40,116    Eastman Chemical Co.                                          3,459
   34,931    FMC Corp.                                                     2,674
                                                                      ----------
                                                                          38,053
                                                                      ----------
             DIVERSIFIED METALS & MINING (0.2%)
  273,284    Freeport-McMoRan Copper & Gold, Inc.                          9,037
                                                                      ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   14,597    CF Industries Holdings, Inc.                                  3,805
  138,165    Monsanto Co.                                                 15,719
   89,529    Mosaic Co.                                                    4,476
                                                                      ----------
                                                                          24,000
                                                                      ----------
             GOLD (0.1%)
  131,683    Newmont Mining Corp.                                          3,087
                                                                      ----------
             INDUSTRIAL GASES (0.4%)
   55,699    Air Products & Chemicals, Inc.                                6,631
   17,570    Airgas, Inc.                                                  1,871
   77,460    Praxair, Inc.                                                10,145
                                                                      ----------
                                                                          18,647
                                                                      ----------
             METAL & GLASS CONTAINERS (0.1%)
   37,058    Ball Corp.                                                    2,031
   42,941    Owens-Illinois, Inc. *                                        1,453
                                                                      ----------
                                                                           3,484
                                                                      ----------
             PAPER PACKAGING (0.1%)
   25,193    Avery Dennison Corp.                                          1,277
   26,763    Bemis Co., Inc.                                               1,050

PORTFOLIO OF INVESTMENTS (continued)                                          11
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    46,012   MeadWestvaco Corp.                                            1,732
    51,721   Sealed Air Corp.                                              1,700
                                                                      ----------
                                                                           5,759
                                                                      ----------
             PAPER PRODUCTS (0.1%)
   115,561   International Paper Co.                                       5,302
                                                                      ----------
             SPECIALTY CHEMICALS (0.5%)
    71,279   Ecolab, Inc.                                                  7,698
    21,400   International Flavors & Fragrances, Inc.                      2,048
    36,433   PPG Industries, Inc.                                          7,048
    22,428   Sherwin-Williams Co.                                          4,421
    31,433   Sigma-Aldrich Corp.                                           2,935
                                                                      ----------
                                                                          24,150
                                                                      ----------
             STEEL (0.2%)
    28,423   Allegheny Technologies, Inc.                                  1,071
    39,798   Cliffs Natural Resources, Inc.                                  814
    83,741   Nucor Corp.                                                   4,232
    38,482   United States Steel Corp.                                     1,063
                                                                      ----------
                                                                           7,180
                                                                      ----------
             Total Materials                                             154,736
                                                                      ----------
             TELECOMMUNICATION SERVICES (2.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
 1,370,603   AT&T, Inc. (f)                                               48,067
   152,150   CenturyLink, Inc.                                             4,997
   263,291   Frontier Communications Corp.                                 1,501
 1,090,061   Verizon Communications, Inc.                                 51,854
   158,620   Windstream Holdings, Inc.                                     1,307
                                                                      ----------
                                                                         107,726
                                                                      ----------
             Total Telecommunication Services                            107,726
                                                                      ----------
             UTILITIES (3.0%)
             ----------------
             ELECTRIC UTILITIES (1.7%)
   128,323   American Electric Power Co., Inc.                             6,501
   185,913   Duke Energy Corp.                                            13,241
    85,933   Edison International                                          4,865
    46,968   Entergy Corp.                                                 3,140
   225,419   Exelon Corp.                                                  7,565
   110,124   FirstEnergy Corp.                                             3,748
   114,578   NextEra Energy, Inc.                                         10,956
    83,085   Northeast Utilities                                           3,780
    66,576   Pepco Holdings, Inc.                                          1,363
    29,076   Pinnacle West Capital Corp.                                   1,589
   165,964   PPL Corp.                                                     5,500
   233,581   Southern Co.                                                 10,264
   131,470   Xcel Energy, Inc.                                             3,991
                                                                      ----------
                                                                          76,503
                                                                      ----------
             GAS UTILITIES (0.0%)
    31,625   AGL Resources, Inc.                                           1,548
                                                                      ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   173,849   AES Corp.                                                     2,482
    85,589   NRG Energy, Inc.                                              2,722
                                                                      ----------
                                                                           5,204
                                                                      ----------
             MULTI-UTILITIES (1.2%)
    64,055   Ameren Corp.                                                  2,639
   113,206   CenterPoint Energy, Inc.                                      2,682
    70,537   CMS Energy Corp.                                              2,065
    77,056   Consolidated Edison, Inc.                                     4,134
   153,010   Dominion Resources, Inc.                                     10,862
    46,579   DTE Energy Co.                                                3,460
    20,957   Integrys Energy Group, Inc.                                   1,250
    82,401   NiSource, Inc.                                                2,928
   120,409   PG&E Corp.                                                    5,202
   133,256   Public Service Enterprise Group, Inc.                         5,083
    37,356   SCANA Corp.                                                   1,917
    59,759   Sempra Energy                                                 5,782
    54,108   TECO Energy, Inc.                                               928
    59,314   Wisconsin Energy Corp.                                        2,761
                                                                      ----------
                                                                          51,693
                                                                      ----------
             Total Utilities                                             134,948
                                                                      ----------
             Total Common Stocks (cost: $ 2,670,175)                   4,396,034
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                          12
USAA S&P 500 INDEX FUND
March 31, 2014

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.0%)

             MONEY MARKET FUND (1.8%)
             ------------------------
81,402,613   Northern Institutional Funds - Diversified
               Assets Portfolio, 0.01% (a),(d)                        $   81,403
                                                                      ----------

PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------
$    7,015   U.S. TREASURY BILLS (0.2%)
             --------------------------
             0.05%, 4/10/14 (b),(e)                                        7,015
                                                                      ----------
             Total Money Market Instruments (cost: $88,418)               88,418
                                                                      ----------

             TOTAL INVESTMENTS (COST: $2,758,593)                     $4,484,452
                                                                      ==========

PORTFOLIO OF INVESTMENTS (continued)                                          13
USAA S&P 500 INDEX FUND
MARCH 31, 2014 (UNAUDITED)

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
                                                  ASSETS                                                TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $   4,396,034     $         -     $          -     $  4,396,034
Money Market Instruments:
  Money Market Fund                                  81,403               -                -           81,403
  U.S. Treasury Bills                                     -           7,015                -            7,015
Other financial instruments*                            605               -                -              605
-------------------------------------------------------------------------------------------------------------
Total                                         $   4,478,042     $     7,015     $          -     $  4,485,057
-------------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through March 31, 2014, a U.S. Treasury Bill with a fair value of $7,015,000 was transferred from Level 1 to Level 2 as it more closely approaches its maturity. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

14  | USAA S&P 500 Index Fund

================================================================================

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

15  | USAA S&P 500 Index Fund

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Treasury Bills which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of March 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2014, were $1,921,706,000 and $195,847,000, respectively, resulting in net unrealized appreciation of $1,725,859,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,492,415,000 at March 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2014
(b) Rate represents an annualized yield at time of purchase, not a coupon rate.
(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
(NTI), which is the subadviser of the Fund.
(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.
(e) Security with a value of $7,015,000 is segregated as collateral for initial margin requirements on open futures contracts.
(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2014, as shown in the following table:

                                                                    Value at          Unrealized
Type of Future          Expiration       Contracts      Position    March 31, 2014    Appreciation
---------------------------------------------------------------------------------------------------
E-mini S&P 500 Index
   Index Futures        June 20, 2014       1,005        Long       $93,696,000       $605,000

* Non-income-producing security.

================================================================================

17  | USAA S&P 500 Index Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     5/23/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     5/30/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     5/27/2014
         ------------------------------